Goodwill and Intangible Assets, Net Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended																		6 Months Ended		6 Months Ended		6 Months Ended					12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Energy Segment [Member]	Jun. 30, 2012 Energy Segment [Member]	Dec. 31, 2011 Energy Segment [Member]	Jun. 30, 2012 Automotive Segment [Member]	Jun. 30, 2011 Automotive Segment [Member]	Jun. 30, 2012 Automotive Segment [Member]	Jun. 30, 2011 Automotive Segment [Member]	Dec. 31, 2011 Automotive Segment [Member]	Dec. 31, 2010 Automotive Segment [Member]	Dec. 31, 2009 Automotive Segment [Member]	Jun. 30, 2012 Gaming Segment [Member]	Jun. 30, 2011 Gaming Segment [Member]	Jun. 30, 2012 Gaming Segment [Member]	Jun. 30, 2011 Gaming Segment [Member]	Dec. 31, 2011 Gaming Segment [Member]	Dec. 31, 2010 Gaming Segment [Member]	Jun. 30, 2012 Railcar Segment [Member]	Jun. 30, 2011 Railcar Segment [Member]	Jun. 30, 2012 Railcar Segment [Member]	Jun. 30, 2011 Railcar Segment [Member]	Dec. 31, 2011 Railcar Segment [Member]	Dec. 31, 2010 Railcar Segment [Member]	Dec. 31, 2009 Railcar Segment [Member]	Mar. 01, 2011 Railcar Segment [Member]	Jun. 30, 2012 Food Packaging Segment [Member]	Jun. 30, 2011 Food Packaging Segment [Member]	Jun. 30, 2012 Food Packaging Segment [Member]	Jun. 30, 2011 Food Packaging Segment [Member]	Dec. 31, 2011 Food Packaging Segment [Member]	Dec. 31, 2010 Food Packaging Segment [Member]	Dec. 31, 2009 Food Packaging Segment [Member]	Jun. 15, 2011 Food Packaging Segment [Member]	Jun. 30, 2012 Metals Segment [Member]	Jun. 30, 2011 Metals Segment [Member]	Jun. 30, 2012 Metals Segment [Member]	Jun. 30, 2011 Metals Segment [Member]	Dec. 31, 2011 Metals Segment [Member]	Dec. 31, 2010 Metals Segment [Member]	Dec. 31, 2009 Metals Segment [Member]	Jun. 30, 2012 Home Fashion Segment [Member]	Jun. 30, 2011 Home Fashion Segment [Member]	Jun. 30, 2012 Home Fashion Segment [Member]	Jun. 30, 2011 Home Fashion Segment [Member]	Dec. 31, 2011 Home Fashion Segment [Member]	Dec. 31, 2010 Home Fashion Segment [Member]	Dec. 31, 2009 Home Fashion Segment [Member]	May 04, 2012 CVR Energy, Inc. [Member] Energy Segment [Member]	Jun. 01, 2010 Daros Group [Member]	Jun. 01, 2010 Daros Group [Member] Automotive Segment [Member]	Nov. 15, 2010 Tropicana [Member] Gaming Segment [Member]	Jan. 31, 2011 Cash's Scrap Metal and Iron Corp. [Member]	May 01, 2011 Wedel Iron and Metal, LLC [Member]	Oct. 15, 2011 Metals Solutions, LLC and Knox Recycling, Inc. [Member]	Jan. 31, 2011 Various Metals Acquisitions [Member] Metals Segment [Member]	Oct. 01, 2011 PTE [Member] Automotive Segment [Member]	Oct. 01, 2011 PTSB [Member] Automotive Segment [Member]	Jun. 30, 2012 VSP [Member] Automotive Segment [Member]	Dec. 31, 2011 VSP [Member] Automotive Segment [Member]	Oct. 01, 2011 VSP [Member] Automotive Segment [Member]	May 04, 2012 Petroleum [Member] CVR Energy, Inc. [Member] Energy Segment [Member]	May 04, 2012 Nitrogen Fertilizer [Member] CVR Energy, Inc. [Member] Energy Segment [Member]	Jun. 30, 2012 Gasification Technology [Member] CVR Energy, Inc. [Member] Energy Segment [Member]	May 04, 2012 Gasification Technology [Member] Nitrogen Fertilizer [Member] CVR Energy, Inc. [Member] Energy Segment [Member]	Jun. 30, 2012 Other Intangible Assets [Member] CVR Energy, Inc. [Member] Energy Segment [Member]	May 04, 2012 Other Intangible Assets [Member] Petroleum [Member] CVR Energy, Inc. [Member] Energy Segment [Member]	Jun. 30, 2012 Customer Relationships [Member] CVR Energy, Inc. [Member] Energy Segment [Member]	May 04, 2012 Customer Relationships [Member] Nitrogen Fertilizer [Member] CVR Energy, Inc. [Member] Energy Segment [Member]	Jun. 01, 2010 Federal-Mogul [Member] Daros Group [Member]	Aug. 01, 2008 Gain (Loss) on Sale of Leased Assets, Net, Operating Leases [Member] Real Estate [Member]	Nov. 15, 2010 Gaming license [Member] Tropicana [Member] Gaming Segment [Member]	Dec. 31, 2011 Trademarks [Member] Home Fashion Segment [Member]	Dec. 31, 2010 Trademarks [Member] Home Fashion Segment [Member]	Dec. 31, 2009 Trademarks [Member] Home Fashion Segment [Member]	Dec. 31, 2010 Impairment of Intangible Assets [Member]	Dec. 31, 2010 Impairment of Goodwill [Member]	Dec. 31, 2010 Income tax expense [Member]
Goodwill and Intangible Assets [Line Items]
Reporting unit fair value in excess of carrying value, percentage																															60.00%								90.00%																							82.00%	100.00%			6.00%
Impairment	$ 32	$ 3	$ 34	$ 3	$ 71	$ 12	$ 41	$ 0 [1]	$ 0 [1]		$ 28	$ 3	$ 29	$ 3	$ 48	$ 2	$ 17	$ 2	$ 0	$ 2	$ 0	$ 5	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 13	$ 2	$ 0	$ 3	$ 0	$ 18	$ 9	$ 8
Amortization expense associated with definite-lived intangible assets	18	16	33	31	65	62	68
Goodwill, increase due to purchase accounting adjustment to PP&E													8
Goodwill	2,023		2,023		1,127	1,129		894	894	0	1,105		1,105		1,097	1,117								7		7		7	7			3		3		3	3			14		14		20	2																			720	713
Impairment of intangible assets, Indefinite-lived (Excluding goodwill)																55
Goodwill, Adjustment to step-up value					(20)	35									(19)	35												0	0							0	0							(1)	0
Business Acquisition, Percentage of Voting Interests Acquired																																																																											100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid																																																						1,754.0	39.0		9.0	32.0	4.0	4.0
Business Acquisition, Purchase Price Allocation, Definite-lived intangible assets																																																								18	25				4															121
Increase (decrease) in deferred tax liability			181	1												(20)
Correction of prior period expenses in current period						(1)																																																																											13	(7)	(5)
Indefinite-lived Intangible Assets, Impairment Losses															37																																																															2	3	5
Indefinite-Lived Intangible Assets (Excluding Goodwill)	325		325		338	375					264		264		277	314		54		54		54	54									2		2		2	2			2		2		2	0		3		3		3	5
Business Acquisition, Purchase Price Allocation, Goodwill Amount																																																						894		16					19						652	242
Business Acquisition, Purchase Price Allocation, Indefinite-lived intangible assets																																																								2	54				2																29
Business Acquisition, Cost of Acquired Entity, Purchase Price																																																																												465
Business Acquisition, Purchase Price Allocation, Land																																																																												90
Business Acquisition, Purchase Price Allocation, Buildings																																																																												254
Intangible assets																																																						358			79													46		12		300
Definite-lived intangible assets, useful life (in years)																																																																					25 years		25 years		20 years
Goodwill recognized, expected to be tax deductible																																																						0
Definite-lived intangibles, purchase accounting adjustment																		5
Impairment charge, definite-lived intangible assets																		2
Goodwill, adjustment due to purchase accounting utilized by entities under common control resulting from our acquisition of controlling interest																																		3		3
Intangible assets, adjustment due to purchase accounting utilized by entities under common control resulting from our acquisition of a controlling interest																																		10		10
Goodwill, purchase accounting reduction																																										6
Increase in tangible and identifiable intangible assets due to finalization of purchase price allocations																																										9
Additional purchase price payments																																										3
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)											$ 13		$ 13

[1]	We consolidated CVR effective May 4, 2012.